Other Financial Liabilities (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Other Financial Liabilities
The Company’s other financial liabilities were as follows, as at:

	January 31, 2020	January 31, 2019
Dealer holdback programs and customer deposits	$100.2	$96.9
Due to Bombardier Inc. (Note 28)	22.3	22.3
Derivative financial instruments	5.2	8.9
Due to a pension management company (Note 17)	1.0	2.3
Financial liability related to NCIB (Note 18)	70.3	—
Non-controlling interest liability (Note 5)	19.0	—
Other	11.9	6.3
Total other financial liabilities	$229.9	$136.7
Current	182.9	108.3
Non-current	47.0	28.4
Total other financial liabilities	$229.9	$136.7